P E A R  T R E E    F U N D S

March 19, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

Re:           Pear Tree Funds (the “Trust”)
           File Nos. (333-102055) and (811-03790)
           Post-Effective Amendment No. 51

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is a post-effective amendment to the registration statement (“Amendment”) of the Trust.

This amendment is being filed to establish the Pear Tree PanAgora Risk Parity Emerging Markets Fund, a new series of the trust.

Please contact the undersigned at (781) 676-5967 with any questions or comments.

Very truly yours,

/s/ Kelly J. Lavari

Kelly J. Lavari
Clerk of the Trust

55 Old Bedford Road, Lincoln, MA 01773  ■  800-331-1244  ■  fax 781-259-1166  ■  www.peartreefunds.com
Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC